Expense Example - Class K - BlackRock Strategic Income Opportunities Portfolio - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	$ 845